Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nuveen Investment Trust V
Entity Central Index Key	0001380786
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000199172 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Real Estate Securities Fund
Class Name	Class I Shares
Trading Symbol	NGJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$55	1.04%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 26,970,523
Holdings Count | Holding	106
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$26,970,523

Total number of portfolio holdings	106

Portfolio turnover (%)	47%

Holdings [Text Block]

C000199171 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Real Estate Securities Fund
Class Name	Class R6 Shares
Trading Symbol	NGJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$49	0.94%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[2]
Net Assets	$ 26,970,523
Holdings Count | Holding	106
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$26,970,523

Total number of portfolio holdings	106

Portfolio turnover (%)	47%

Holdings [Text Block]

C000199170 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Real Estate Securities Fund
Class Name	Class C Shares
Trading Symbol	NGJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$107	2.04%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.04%	[3]
Net Assets	$ 26,970,523
Holdings Count | Holding	106
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$26,970,523

Total number of portfolio holdings	106

Portfolio turnover (%)	47%

Holdings [Text Block]

C000199169 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Real Estate Securities Fund
Class Name	Class A Shares
Trading Symbol	NGJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$68	1.29%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.29%	[4]
Net Assets	$ 26,970,523
Holdings Count | Holding	106
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$26,970,523

Total number of portfolio holdings	106

Portfolio turnover (%)	47%

Holdings [Text Block]

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.